Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Mar. 31, 2023 - Foreign currency risk - Cash and cash equivalents
SFr in Thousands, $ in Thousands
	USD ($)	CHF (SFr)
USD
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | $	$ 76,186
CHF
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | SFr		SFr 124